CONCENTRATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Risks and Uncertainties [Abstract]
CONCENTRATIONS

NOTE 5 - CONCENTRATIONS

At September 30, 2017 and December 31, 2016, the Company had concentrations of accounts receivable of:

Customer	September 30, 2017	December 31, 2016
Tweed, Inc.	—%	100%

For the three months ended September 30, 2017 and 2016, the Company had a concentration of sales of:

	Three Months Ended
Customer	September 30, 2017	September 30, 2016
Bright Orchard	66%	—%
Tweed	34%	—%
University of Arizona CEAC	—%	24%
ER Michigan	—%	76%

 For the nine months ended September 30, 2017 and 2016, the Company had a concentration of sales of:

	Nine Months Ended
Customer	September 30, 2017	September 30, 2016
Bright Orchard	66%	—%
Tweed	34%	—%
University of Arizona CEAC	—%	22%
GSS Colorado	—%	6%
ER Michigan	—%	34%
PH Research Platform	—%	5%
UB Poland	—%	33%

NOTE 6 - CONCENTRATIONS

At December 31, 2016 and December 31, 2015, the Company had concentrations of accounts receivable of:

Customer	December 31, 2016	December 31, 2015
Tweed, Inc.	100%	—%

For the years ended December 31, 2016 and December 31, 2015, the Company had a concentration of sales of:

	December 31, 2016		December 31, 2015
Customer	Revenue ($)	Percentage	Revenue ($)	Percentage
Tweed (Canopy Growth Corporation)	$80,620	49%	$—	—%
ER Michigan (Michigan State University)	$28,385	17%	$—	—%
Urbanika Farms	$27,600	17%	$—	—%
University of Arizona CEAC	$18,626	11%	$—	—%
GSS Colorado	$5,000	3%	$—	—%
PH Research Platform	$3,765	2%	$—	—%
Moon Flowers Farms	$—	—%	$89,200	100%
Total	$163,996	100%	$89,200	100%

For the year ended December 31, 2016, the Company had a purchasing concentration of $29,500 with 3 rd Coast Pump & Equipment, LLC, a manufacturer of custom specialty pump and control packages totaling 37%.

For the year ended December 31, 2015, the Company had a purchasing concentration of $44,970 with Illumitex, a manufacturer of LED lighting totaling 71%.